UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21686

Oppenheimer Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: January 31

Date of reporting period: 4/29/2016

Item  1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—18.5%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,267,884	$7,895,586
Oppenheimer Global Multi Strategies Fund, Cl. I	1,126,536	28,670,341
Oppenheimer Gold & Special Minerals Fund, Cl. I2	610,856	11,038,172
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,884,345	46,105,416
Oppenheimer Real Estate Fund, Cl. I	719,164	19,690,718
		113,400,233
Domestic Equity Funds—21.4%
Oppenheimer Capital Appreciation Fund, Cl. I	1,010,415	53,865,244
Oppenheimer Main Street Mid Cap Fund, Cl. I	388,053	10,384,300
Oppenheimer Main Street Small Cap Fund, Cl. I	748,736	9,089,652
Oppenheimer Value Fund, Cl. I	1,846,747	57,932,438
		131,271,634
Domestic Fixed Income Funds—43.5%
Oppenheimer Core Bond Fund, Cl. I	23,795,658	163,952,082
Oppenheimer Limited-Term Government Fund, Cl. I	16,101,956	72,136,762
Oppenheimer Master Loan Fund, LLC	2,060,601	30,487,155
		266,575,999
Foreign Equity Funds—4.3%
Oppenheimer Developing Markets Fund, Cl. I	120,365	3,712,044
Oppenheimer International Growth Fund, Cl. I	294,245	10,736,995
Oppenheimer International Small-Mid Company Fund, Cl. I	84,109	3,086,812
Oppenheimer International Value Fund, Cl. I	520,961	9,023,036
		26,558,887
Foreign Fixed Income Funds—11.1%
Oppenheimer International Bond Fund, Cl. I	11,701,297	67,750,509
Money Market Funds—1.2%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[3]	7,414,609	7,414,609
Total Investments, at Value (Cost $591,160,365)	100.0%	612,971,871
Net Other Assets (Liabilities)	(0.0)	(75,761)
Net Assets	100.0%	$612,896,110

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]

Oppenheimer Capital Appreciation Fund, Cl. I	1,007,659	18,504	15,748	1,010,415
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,244,615	162,282	139,013	4,267,884
Oppenheimer Core Bond Fund, Cl. I	23,558,093	615,858	378,293	23,795,658
Oppenheimer Developing Markets Fund, Cl. I	119,970	2,984	2,589	120,365

1 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]

Oppenheimer Global Multi Strategies Fund, Cl. I	1,123,223	22,591	19,278	1,126,536
Oppenheimer Gold & Special Minerals Fund, Cl. I	609,293	15,437	13,874	610,856
Oppenheimer Institutional Money Market Fund, Cl. E	7,391,719	148,684	125,794	7,414,609
Oppenheimer International Bond Fund, Cl. I	11,556,443	347,999	203,145	11,701,297
Oppenheimer International Growth Fund, Cl. I	293,348	6,334	5,437	294,245
Oppenheimer International Small-Mid Company Fund, Cl. I	83,888	1,562	1,341	84,109
Oppenheimer International Value Fund, Cl. I	519,346	11,270	9,655	520,961
Oppenheimer Limited-Term Government Fund, Cl. I	15,989,888	378,525	266,457	16,101,956
Oppenheimer Main Street Mid Cap Fund, Cl. I	387,085	7,185	6,217	388,053
Oppenheimer Main Street Small Cap Fund, Cl. I	746,638	15,713	13,615	748,736
Oppenheimer Master Inflation Protected Securities Fund, LLC	3,873,035	75,987	64,677	3,884,345
Oppenheimer Master Loan Fund, LLC	2,054,602	41,261	35,262	2,060,601
Oppenheimer Real Estate Fund, Cl. I	714,912	14,425	10,173	719,164
Oppenheimer Value Fund, Cl. I	1,833,644	44,557	31,454	1,846,747

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$53,865,244	$—	$231,261
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		7,895,586	—	(6,953)
Oppenheimer Core Bond Fund, Cl. I		163,952,082	1,164,594	283,763
Oppenheimer Developing Markets Fund, Cl. I		3,712,044	—	4,444
Oppenheimer Global Multi Strategies Fund, Cl. I		28,670,341	—	3,266
Oppenheimer Gold & Special Minerals Fund, Cl. I		11,038,172	—	16,522
Oppenheimer Institutional Money Market Fund, Cl. E		7,414,609	8,088	—
Oppenheimer International Bond Fund, Cl. I		67,750,509	624,071	15,764
Oppenheimer International Growth Fund, Cl. I		10,736,995	—	67,813
Oppenheimer International Small-Mid Company Fund, Cl. I		3,086,812	—	23,118
Oppenheimer International Value Fund, Cl. I		9,023,036	—	27,081
Oppenheimer Limited-Term Government Fund, Cl. I		72,136,762	283,275	10,606
Oppenheimer Main Street Mid Cap Fund, Cl. I		10,384,300	—	41,990
Oppenheimer Main Street Small Cap Fund, Cl. I		9,089,652	—	(533)
Oppenheimer Master Inflation Protected Securities Fund, LLC		46,105,416	40,095[b]	61,150[b]
Oppenheimer Master Loan Fund, LLC		30,487,155	430,983[c]	(212,047)[c]
Oppenheimer Real Estate Fund, Cl. I		19,690,718	72,429	163,324

2 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$57,932,438	$252,495	$361,412

Total	$612,971,871	$2,876,030	$1,091,981

a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Conservative Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc.(“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Recent Accounting Pronouncement. In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2015-07. This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 31, 2015, and interim periods within those fiscal years, with early adoption permitted. This has been adopted as reflected in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily

4 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

3. Securities Valuation (Continued)

available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or

5 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those investment companies which are publicly offered and reported on an exchange as Level 1, and those investment companies which are not publicly offered are not assigned a level, without consideration as to the classification level of the specific investments held by those investment companies. The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$536,379,300	$—	$—	$536,379,300

Total Investments, at Value	536,379,300	—	—	536,379,300

Other Financial Instruments:
Total Assets excluding investment companies valued using practical expedient	$536,379,300	$—	$—	536,379,300

Investment companies valued using practical expedient				76,592,571

Total Assets				$612,971,871

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund

6 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

4. Investments and Risks (Continued)

than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Significant Holdings. At period end, the Fund’s investment in Oppenheimer Core Bond Fund, accounted for 26.75% of the Fund’s net assets. Additional information on Oppenheimer Core Bond Fund, including the audited financials, can be found on the SEC website.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the Investment Company Act of 1940, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 2.7% of Master Loan and 27.7% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

7 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost	$638,002,275

Gross unrealized appreciation	$38,124,943
Gross unrealized depreciation	(63,155,347)

Net unrealized depreciation	$(25,030,404)

8 OPPENHEIMER PORTFOLIO SERIES CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Alternative Funds—9.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	5,200,159	$ 9,620,294
Oppenheimer Global Multi Strategies Fund, Cl. I	1,398,137	35,582,597
Oppenheimer Gold & Special Minerals Fund, Cl. I2	751,739	13,583,929
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,845,702	69,385,834
Oppenheimer Real Estate Fund, Cl. I	899,180	24,619,556
		152,792,210
Domestic Equity Funds—41.5%
Oppenheimer Capital Appreciation Fund, Cl. I	4,942,408	263,479,775
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,861,122	49,803,614
Oppenheimer Main Street Small Cap Fund, Cl. I	3,717,345	45,128,567
Oppenheimer Value Fund, Cl. I	9,004,758	282,479,253
		640,891,209
Domestic Fixed Income Funds—26.0%
Oppenheimer Core Bond Fund, Cl. I	35,868,015	247,130,624
Oppenheimer Limited-Term Government Fund, Cl. I	24,237,693	108,584,865
Oppenheimer Master Loan Fund, LLC	3,101,839	45,892,546
		401,608,035
Foreign Equity Funds—15.4%
Oppenheimer Developing Markets Fund, Cl. I	1,086,666	33,512,779
Oppenheimer International Growth Fund, Cl. I	2,629,962	95,967,319
Oppenheimer International Small-Mid Company Fund, Cl. I	758,798	27,847,893
Oppenheimer International Value Fund, Cl. I	4,678,620	81,033,690
		238,361,681
Foreign Fixed Income Funds—6.6%
Oppenheimer International Bond Fund, Cl. I	17,591,612	101,855,431
Money Market Funds—0.7%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[3]	11,128,232	11,128,232
Total Investments, at Value (Cost $1,375,488,796)	100.1%	1,546,636,798
Net Other Assets (Liabilities)	(0.1)	(1,742,842)
Net Assets	100.0%	$ 1,544,893,956

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]

Oppenheimer Capital Appreciation Fund, Cl. I	4,955,269	48,587	61,448	4,942,408
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	5,227,281	110,027	137,149	5,200,159
Oppenheimer Core Bond Fund, Cl. I	35,703,796	619,729	455,510	35,868,015
Oppenheimer Developing Markets Fund, Cl. I	1,090,546	14,846	18,726	1,086,666

1        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]

Oppenheimer Global Multi Strategies Fund, Cl. I	1,402,049	15,201	19,113	1,398,137
Oppenheimer Gold & Special Minerals Fund, Cl. I	754,471	10,877	13,609	751,739
Oppenheimer Institutional Money Market Fund, Cl. E	11,159,310	120,027	151,105	11,128,232
Oppenheimer International Bond Fund, Cl. I	17,474,480	361,226	244,094	17,591,612
Oppenheimer International Growth Fund, Cl. I	2,638,011	30,961	39,010	2,629,962
Oppenheimer International Small-Mid Company Fund, Cl. I	760,812	7,675	9,689	758,798
Oppenheimer International Value Fund, Cl. I	4,692,875	55,276	69,531	4,678,620
Oppenheimer Limited-Term Government Fund, Cl. I	24,207,643	350,954	320,904	24,237,693
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,866,129	19,084	24,091	1,861,122
Oppenheimer Main Street Small Cap Fund, Cl. I	3,728,309	41,935	52,899	3,717,345
Oppenheimer Master Inflation Protected Securities Fund, LLC	5,861,790	61,784	77,872	5,845,702
Oppenheimer Master Loan Fund, LLC	3,110,472	33,751	42,384	3,101,839
Oppenheimer Real Estate Fund, Cl. I	897,980	11,341	10,141	899,180
Oppenheimer Value Fund, Cl. I	8,989,837	137,008	122,087	9,004,758

		Value	Income	Realized Gain (Loss)

Oppenheimer Capital Appreciation Fund, Cl. I		$ 263,479,775	$ —	$ 1,081,838
Oppenheimer Commodity Strategy Total Return Fund, Cl. I		9,620,294	—	(50,197)
Oppenheimer Core Bond Fund, Cl. I		247,130,624	1,765,342	488,744
Oppenheimer Developing Markets Fund, Cl. I		33,512,779	—	31,938
Oppenheimer Global Multi Strategies Fund, Cl. I		35,582,597	—	3,229
Oppenheimer Gold & Special Minerals Fund, Cl. I		13,583,929	—	(797)
Oppenheimer Institutional Money Market Fund, Cl. E		11,128,232	12,209	—
Oppenheimer International Bond Fund, Cl. I		101,855,431	943,474	21,398
Oppenheimer International Growth Fund, Cl. I		95,967,319	—	488,995
Oppenheimer International Small-Mid Company Fund, Cl. I		27,847,893	—	166,406
Oppenheimer International Value Fund, Cl. I		81,033,690	—	287,534
Oppenheimer Limited-Term Government Fund, Cl. I		108,584,865	428,933	26,992
Oppenheimer Main Street Mid Cap Fund, Cl. I		49,803,614	—	163,631
Oppenheimer Main Street Small Cap Fund, Cl. I		45,128,567	—	(3,030)
Oppenheimer Master Inflation Protected Securities Fund, LLC		69,385,834	1,808[b]	92,760[b]
Oppenheimer Master Loan Fund, LLC		45,892,546	652,670[c]	(321,220)[c]
Oppenheimer Real Estate Fund, Cl. I		24,619,556	91,009	165,345

2        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)

Oppenheimer Value Fund, Cl. I	$ 282,479,253	$ 1,238,456	$ 1,639,969

Total	$ 1,546,636,798	$ 5,133,901	$ 4,283,535

a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Moderate Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Recent Accounting Pronouncement. In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2015-07. This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 31, 2015, and interim periods within those fiscal years, with early adoption permitted. This has been adopted as reflected in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review,

4        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

3. Securities Valuation (Continued)

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs

5        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those investment companies which are publicly offered and reported on an exchange as Level 1, and those investment companies which are not publicly offered are not assigned a level, without consideration as to the classification level of the specific investments held by those investment companies.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$1,431,358,418	$—	$—	$1,431,358,418

Total Investments, at Value	1,431,358,418	—	—	1,431,358,418

Other Financial Instruments:
Total Assets excluding investment companies valued using practical expedient	$1,431,358,418	$—	$—	1,431,358,418

Investment companies valued using practical expedient				115,278,380

Total Assets				$1,546,636,798

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund

6        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

4. Investments and Risks (Continued)

than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the Investment Company Act of 1940, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Fund owns 4.1% of Master Loan and 41.6% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt

7        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,434,098,991

Gross unrealized appreciation	$135,336,040
Gross unrealized depreciation	(22,798,233)

Net unrealized appreciation	$112,537,807

8        OPPENHEIMER PORTFOLIO SERIES MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS April 29, 2016* Unaudited

	Shares	Value
Investment Companies—100.0%[1]
Alternative Funds—5.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. I2	4,708,451	$8,710,634
Oppenheimer Global Multi Strategies Fund, Cl. I	877,762	22,339,046
Oppenheimer Gold & Special Minerals Fund, Cl. I2	507,420	9,169,082
Oppenheimer Master Event-Linked Bond Fund, LLC	1,842,042	28,194,599
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,292,161	50,946,002
Oppenheimer Real Estate Fund, Cl. I	523,412	14,331,032
		133,690,395
Domestic Equity Funds—47.7%
Oppenheimer Capital Appreciation Fund, Cl. I	8,440,661	449,971,639
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,271,147	87,535,889
Oppenheimer Main Street Small Cap Fund, Cl. I	7,626,852	92,589,982
Oppenheimer Value Fund, Cl. I	15,756,515	494,281,862
		1,124,379,372
Domestic Fixed Income Funds—12.1%
Oppenheimer Core Bond Fund, Cl. I	25,171,187	173,429,480
Oppenheimer Limited-Term Government Fund, Cl. I	16,274,289	72,908,816
Oppenheimer Master Loan Fund, LLC	2,673,419	39,553,957
		285,892,253
Foreign Equity Funds—30.4%
Oppenheimer Developing Markets Fund, Cl. I	3,404,683	105,000,431
Oppenheimer International Growth Fund, Cl. I	7,894,728	288,078,632
Oppenheimer International Small-Mid Company Fund, Cl. I	2,448,737	89,868,644
Oppenheimer International Value Fund, Cl. I	13,517,761	234,127,622
		717,075,329
Foreign Fixed Income Funds—3.7%
Oppenheimer International Bond Fund, Cl. I	14,978,793	86,727,209
Money Market Funds—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[3]	10,422,563	10,422,563
Total Investments, at Value (Cost $1,934,300,386)	100.0%	2,358,187,121
Net Other Assets (Liabilities)	0.0	444,935
Net Assets	100.0%	$2,358,632,056

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]
Oppenheimer Capital Appreciation Fund, Cl. I	8,570,672	37,164	167,175	8,440,661
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	4,835,975	37,336	164,860	4,708,451
Oppenheimer Core Bond Fund, Cl. I	25,376,549	294,264	499,626	25,171,187

1 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]
Oppenheimer Developing Markets Fund, Cl. I	3,473,295	19,762	88,374	3,404,683
Oppenheimer Global Multi Strategies Fund, Cl. I	892,220	4,188	18,646	877,762
Oppenheimer Gold & Special Minerals Fund, Cl. I	517,313	3,073	12,966	507,420
Oppenheimer Institutional Money Market Fund, Cl. E	10,546,451	35,710	159,598	10,422,563
Oppenheimer International Bond Fund, Cl. I	15,083,603	214,829	319,639	14,978,793
Oppenheimer International Growth Fund, Cl. I	8,030,832	39,342	175,446	7,894,728
Oppenheimer International Small- Mid Company Fund, Cl. I	2,486,072	10,772	48,107	2,448,737
Oppenheimer International Value Fund, Cl. I	13,756,050	69,002	307,291	13,517,761
Oppenheimer Limited-Term Government Fund, Cl. I	16,471,843	140,653	338,207	16,274,289
Oppenheimer Main Street Mid Cap Fund, Cl. I	3,323,236	15,086	67,175	3,271,147
Oppenheimer Main Street Small Cap Fund, Cl. I	7,757,873	38,082	169,103	7,626,852
Oppenheimer Master Event-Linked Bond Fund, LLC	1,869,222	7,850	35,030	1,842,042
Oppenheimer Master Inflation Protected Securities Fund, LLC	4,361,168	19,942	88,949	4,292,161
Oppenheimer Master Loan Fund, LLC	2,717,120	12,677	56,378	2,673,419
Oppenheimer Real Estate Fund, Cl. I	528,679	4,032	9,299	523,412
Oppenheimer Value Fund, Cl. I	15,944,534	145,386	333,405	15,756,515

	Value	Income		Realized Gain (Loss)
Oppenheimer Capital Appreciation Fund, Cl. I	$449,971,639	$—		$2,744,592
Oppenheimer Commodity Strategy Total Return Fund, Cl. I	8,710,634	—		(126,866)
Oppenheimer Core Bond Fund, Cl. I	173,429,480	1,247,662		540,387
Oppenheimer Developing Markets Fund, Cl. I	105,000,431	—		1,207,422
Oppenheimer Global Multi Strategies Fund, Cl. I	22,339,046	—		3,708
Oppenheimer Gold & Special Minerals Fund, Cl. I	9,169,082	—		(27,217)
Oppenheimer Institutional Money Market Fund, Cl. E	10,422,563	11,491		—
Oppenheimer International Bond Fund, Cl. I	86,727,209	808,973		11,111
Oppenheimer International Growth Fund, Cl. I	288,078,632	—		3,228,246
Oppenheimer International Small-Mid Company Fund, Cl. I	89,868,644	—		765,163
Oppenheimer International Value Fund, Cl. I	234,127,622	—		949,643
Oppenheimer Limited-Term Government Fund, Cl. I	72,908,816	290,167		(6,439)
Oppenheimer Main Street Mid Cap Fund, Cl. I	87,535,889	—		444,654
Oppenheimer Main Street Small Cap Fund, Cl. I	92,589,982	—		(66,569)
Oppenheimer Master Event-Linked Bond Fund, LLC	28,194,599	386,490	[b]	(298,711)	[b]

2 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

Footnotes to Statement of Investments (Continued)

	Value	Income		Realized Gain (Loss)

Oppenheimer Master Inflation Protected Securities Fund, LLC	$50,946,002	$292	[c]	$68,901[c]
Oppenheimer Master Loan Fund, LLC	39,553,957	566,729	[d]	(239,938)[d]
Oppenheimer Real Estate Fund, Cl. I	14,331,032	53,199		150,829
Oppenheimer Value Fund, Cl. I	494,281,862	2,178,197		3,989,456

Total	$2,358,187,121	$5,543,200		$13,338,372

      a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

      b. Represents the amount allocated to the Fund from Oppenheimer Master Event-linked Bond Fund, LLC.

      c. Represents the amount allocated to the Fund from Oppenheimer Master Inflation Protected Securities Fund, LLC.

      d. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

3 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Active Allocation Fund (the “Fund”) is a series of the Trust whose investment objective is to seek total return. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc.(“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Recent Accounting Pronouncement. In May 2015, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2015-07. This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 31, 2015, and interim periods within those fiscal years, with early adoption permitted. This has been adopted as reflected in Note 3.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily

4 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

3. Securities Valuation (Continued)

available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs

5 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in those investment companies which are publicly offered and reported on an exchange as Level 1, and those investment companies which are not publicly offered are not assigned a level, without consideration as to the classification level of the specific investments held by those investment companies.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$2,239,492,563	$—	$—	$2,239,492,563

Total Investments, at Value	2,239,492,563	—	—	2,239,492,563

Other Financial Instruments:
Total Assets excluding investment companies valued using practical expedient	$2,239,492,563	$—	$—	2,239,492,563

Investment companies valued using practical expedient				118,694,558

Total Assets				$2,358,187,121

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

    Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund

6 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

4. Investments and Risks (Continued)

than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee.

Investment in Oppenheimer Master Funds. Certain Underlying Funds in which the Fund invests are mutual funds registered under the Investment Company Act of 1940, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”), Oppenheimer Master Event-Linked Bond Fund, LLC (“Master Event-Linked Bond”) and Oppenheimer Master Inflation Protected Securities Fund, LLC (“Master Inflation Protected Securities”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

    The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The investment objective of Master Inflation Protected Securities is to seek total return. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/ (loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. The Fund owns 3.5% of Master Loan, 9.0% of Master Event-Linked Bond and 30.6% of Master Inflation Protected Securities at period end.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

7 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,996,857,754

Gross unrealized appreciation	$385,552,362
Gross unrealized depreciation	(24,222,995)

Net unrealized appreciation	$361,329,367

8 OPPENHEIMER PORTFOLIO SERIES ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  April 29, 2016* Unaudited

	Shares	Value
Investment Companies—100.1%[1]
Domestic Equity Funds—49.3%
Oppenheimer Capital Appreciation Fund, Cl. I	2,889,951	$154,063,314
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,223,024	32,728,110
Oppenheimer Main Street Small Cap Fund, Cl. I	2,187,826	26,560,211
Oppenheimer Value Fund, Cl. I	5,555,725	174,283,086

		387,634,721
Foreign Equity Funds—50.8%
Oppenheimer Developing Markets Fund, Cl. I	1,548,009	47,740,612
Oppenheimer International Growth Fund, Cl. I	4,485,810	163,687,207
Oppenheimer International Small-Mid Company Fund, Cl. I	1,492,018	54,757,060
Oppenheimer International Value Fund, Cl. I	7,718,263	133,680,323

		399,865,202
Total Investments, at Value (Cost $596,437,646)	100.1%	787,499,923
Net Other Assets (Liabilities)	(0.1)	(439,913)
Net Assets	100.0%	$787,060,010

Footnotes to Statement of Investments

*April 29, 2016 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares January 29, 2016[a]	Gross Additions	Gross Reductions	Shares April 29, 2016[a]
Oppenheimer Capital Appreciation Fund, Cl. I	2,920,033	22,786	52,868	2,889,951
Oppenheimer Developing Markets Fund, Cl. I	1,574,892	20,035	46,918	1,548,009
Oppenheimer International Growth Fund, Cl. I	4,541,712	41,968	97,870	4,485,810
Oppenheimer International Small-Mid Company Fund, Cl. I	1,505,837	10,399	24,218	1,492,018
Oppenheimer International Value Fund, Cl. I	7,817,841	74,829	174,407	7,718,263
Oppenheimer Main Street Mid Cap Fund, Cl. I	1,234,906	8,929	20,811	1,223,024
Oppenheimer Main Street Small Cap Fund, Cl. I	2,213,939	19,609	45,722	2,187,826
Oppenheimer Value Fund, Cl. I	5,591,160	70,022	105,457	5,555,725

		Value	Income	Realized Loss
Oppenheimer Capital Appreciation Fund, Cl. I		$154,063,314	$—	$558,974
Oppenheimer Developing Markets Fund, Cl. I		47,740,612	—	310,905
Oppenheimer International Growth Fund, Cl. I		163,687,207	—	194,742
Oppenheimer International Small-Mid Company Fund, Cl. I		54,757,060	—	6,275
Oppenheimer International Value Fund, Cl. I		133,680,323	—	269,188
Oppenheimer Main Street Mid Cap Fund, Cl. I		32,728,110	—	122,924

1        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Loss
Oppenheimer Main Street Small Cap Fund, Cl. I	$26,560,211	$—	$51,055
Oppenheimer Value Fund, Cl. I	174,283,086	765,465	264,382

Total	$787,499,923	$765,465	$1,778,445

a. Represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

2        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS April 29, 2016 Unaudited

1. Organization

Oppenheimer Portfolio Series (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. Equity Investor Fund (the “Fund”) is a series of the Trust whose investment objective is to seek capital appreciation. The Fund normally invests in a diversified portfolio of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares based upon the net asset value of the applicable investment companies. For each investment company, the net asset value per share for a class of shares is determined as of 4:00 P.M. eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange. This is calculated by dividing the value of the investment company’s net assets attributable to that class by the number of outstanding shares of that class on that day.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuations Methods and Inputs

To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations as generally supplied by third party portfolio pricing services or by dealers. Such market quotations are typically based on unadjusted quoted prices in active markets for identical securities or other observable market inputs.

If a market value or price cannot be determined for a security using the methodologies

3        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those Underlying Funds.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in those investment companies which are publicly offered and reported on an exchange as Level 1, and those investment companies which are not publicly offered are not assigned a level, without consideration as to the

4        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

3. Securities Valuation (Continued)

classification level of the specific investments held by those investment companies.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Investment Companies	$787,499,923	$—	$—	$787,499,923

Total Assets	$787,499,923	$—	$—	$787,499,923

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Investing in the Underlying Funds. The Fund invests in other mutual funds advised by the Manager. The Underlying Funds are registered open-end management investment companies under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Underlying Funds. The Fund’s Investments in Underlying Funds are included in the Statement of Investments. Shares of Underlying Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Underlying Funds’ expenses, including their management fee.

Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

5        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$612,326,827

Gross unrealized appreciation	$175,322,451
Gross unrealized depreciation	(149,355)

Net unrealized appreciation	$175,173,096

6        OPPENHEIMER PORTFOLIO SERIES EQUITY INVESTOR FUND

Item  2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/29/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2016

By:	/s/ Brian S. Petersen

Brian S. Petersen
Principal Financial Officer
Date:	6/15/2016